Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments to Extend Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 432.6	$ 414.3
Variable rate product commitments	80.00%	80.00%
Standby Letters of Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 6.6	$ 3.8
Off balance sheet instrument term	12 months